Unaudited Quarterly Information (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]

	2016
(In millions except per share amounts)	First (a)	Second (b)	Third (c)	Fourth (d)

Revenues	$4,294.8	$4,535.2	$4,490.9	$4,953.2
Gross Profit	1,957.9	2,078.5	2,053.9	2,278.8
Income from Continuing Operations	402.3	516.8	473.5	632.7
Net Income	402.2	516.6	473.5	629.5
Earnings per Share from Continuing Operations:
Basic	1.02	1.31	1.20	1.60
Diluted	1.01	1.30	1.19	1.59
Earnings per Share:
Basic	1.02	1.31	1.20	1.60
Diluted	1.01	1.30	1.19	1.59
Cash Dividend Declared per Common Share	0.15	0.15	0.15	0.15
Amounts reflect aggregate restructuring and other items, net, as follows:

(a)	Costs of $90.1 million.

(b)	Costs of $56.6 million.

(c)	Costs of $149.8 million.

(d)	Costs of $98.1 million.

	2015
(In millions except per share amounts)	First (a)	Second (b)	Third (c)	Fourth (d)

Revenues	$3,918.8	$4,270.9	$4,123.2	$4,652.5
Gross Profit	1,822.5	1,941.8	1,883.3	2,108.3
Income from Continuing Operations	385.1	511.6	477.3	606.3
Net Income	385.1	511.6	476.1	602.6
Earnings per Share from Continuing Operations:
Basic	0.97	1.28	1.20	1.52
Diluted	0.96	1.27	1.19	1.51
Earnings per Share:
Basic	0.97	1.28	1.19	1.51
Diluted	0.96	1.27	1.18	1.50
Cash Dividend Declared per Common Share	0.15	0.15	0.15	0.15
Amounts reflect aggregate restructuring and other items, net, as follows:

(a)	Costs of $40.2 million.

(b)	Costs of $24.7 million.

(c)	Costs of $40.9 million.

(d)	Costs of $64.9 million.